UNITED STATES

                    SECURITIES AND EXCHANGE COMMISSION

                         Washington, D.C.  20549



                               FORM 13F



                          FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2004


Check here if Amendment [  ];  Amendment Number:

This Amendment (Check only one.): [  ] is a restatement.

                                  [  ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:    Needelman Asset Mgmt, Inc.

Address: 800 Newport Center Dr, Ste 450

         Newport Beach, CA  92660-6300







13F File Number: 28-01623



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:    B. Masiello

Title:   Director of Operations

Phone:   949-760-6644

Signature, Place, and Date of Signing:



_______________   ________________   ________________





Report Type (Check only one.):



[X ]   13F HOLDINGS REPORT.



[  ]   13F NOTICE.



[  ]   13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:











I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE

ACT OF 1934.

                          FORM 13F SUMMARY PAGE





Report Summary:



Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     47

Form 13F Information Table Value Total:     $35,550





List of Other Included Managers:



No.   13F File Number        Name











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
                                                              VALUE    TOTAL  SH PUT/CALL INVSTMT  OTHER
NAME OF ISSUER                    TITLE OF CLASS     CUSIP NO x 1000   SHARES             DSCRETN  MANAGERS


ABBOTT LABORATORIES               COM                002824100     820   19940SH          DEFINED            0
ALCOA INC                         COM                013817101     910   26220SH          DEFINED            0
ALLTEL CORP                       COM                020039103     494    9910SH          DEFINED            0
AMERICAN INTL GROUP INC           COM                026874107    1209   16951SH          DEFINED            0
ANHEUSER BUSCH COS INC            COM                035229103    1305   25580SH          DEFINED            0
AON CORP                          COM                037389103     602   21569SH          DEFINED            0
APARTMENT INVT & MGMT CO CL A     COM                03748R101     218    7000SH          DEFINED            0
BP PLC ADRS                       COM                055622104     960   18748SH          DEFINED            0
BANK OF AMERICA CORP              COM                060505104     904   11166SH          DEFINED            0
BANK ONE CORP (NEW)               COM                06423A103     971   17810SH          DEFINED            0
BAXTER INTERNATIONAL INC          COM                071813109     801   25926SH          DEFINED            0
BRISTOL-MYERS SQUIBB CO           COM                110122108     729   30105SH          DEFINED            0
BUCKEYE PARTNERS LP UNIT          UNIT LTD PARTNERS  118230101     346    8000SH          DEFINED            0
BURLINGTON NORTHERN SANTA FE      COM                12189T104     820   26021SH          DEFINED            0
CITIGROUP INC                     COM                172967101    1233   23845SH          DEFINED            0
COMCAST CORP CL A (NEW)           COM                20030N101     317   11039SH          DEFINED            0
COMCAST CORP CL A SPL             COM                20030N200     372   13360SH          DEFINED            0
EL PASO CORP                      COM                28336L109     144   20201SH          DEFINED            0
EMERSON ELECTRIC COMPANY          COM                291011104     936   15625SH          DEFINED            0
EXXON MOBIL CORP (NEW)            COM                30231G102     954   22938SH          DEFINED            0
FORD MOTOR CO (NEW)               COM PAR $0.01      345370860     645   47520SH          DEFINED            0
GENERAL ELECTRIC COMPANY          COM                369604103     867   28420SH          DEFINED            0
GILLETTE COMPANY                  COM                375766102    1260   32222SH          DEFINED            0
HEWLETT-PACKARD COMPANY           COM                428236103     674   29500SH          DEFINED            0
HONEYWELL INTERNATIONAL INC       COM                438516106     838   24752SH          DEFINED            0
INTEL CORPORATION                 COM                458140100     357   13129SH          DEFINED            0
INTERNATIONAL BUSINESS MACHINE    COM                459200101    1242   13525SH          DEFINED            0
INTERNATIONAL PAPER               COM                460146103     984   23280SH          DEFINED            0
INTERPUBLIC GROUP OF COS INC      COM                460690100     648   42123SH          DEFINED            0
INVENSYS PLC ADR                  COM                461204109      21   29875SH          DEFINED            0
ISHARES MSCI JAPAN INDEX FUND     COM                464286848     780   71725SH          DEFINED            0
J P MORGAN CHASE & CO             COM                46625H100    1033   24622SH          DEFINED            0
KIMBERLY CLARK                    COM                494368103    1012   16032SH          DEFINED            0
LAFARGE S.A. - SPONSORED ADR      COM                505861401     815   39940SH          DEFINED            0
MCDONALDS CORP                    COM                580135101    1113   38953SH          DEFINED            0
MERRILL LYNCH & CO INC            COM                590188108     548    9205SH          DEFINED            0
SBC COMMUNICATIONS INC            COM                78387G103     291   11865SH          DEFINED            0
SPDR TRUST UNIT SER 1             COM                78462F103     758    6700SH          DEFINED            0
SAFEWAY INC                       COM                786514208     403   19566SH          DEFINED            0
SCHERING PLOUGH CORP              COM                806605101     316   19496SH          DEFINED            0
TARGET CORP                       COM                87612E106    1500   33300SH          DEFINED            0
TIME WARNER INC                   COM                887317105     829   49170SH          DEFINED            0
TOTAL SA-SPON ADR                 COM                89151E109    1051   11423SH          DEFINED            0
VAN KAMPEN CA QUALITY MUNI TR     COM                920920105     269   16100SH          DEFINED            0
VERIZON COMMUNICATIONS            COM                92343V104     525   14361SH          DEFINED            0
WELLS FARGO & CO (NEW)            COM                949746101    1010   17815SH          DEFINED            0
WYETH CORP                        COM                983024100     718   19126SH          DEFINED            0






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